UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 22, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      35732       281750   X                        281750
Anadarko Petroleum       Common    032511107      16889       178250   X                        178250
Apache Corp              Common    037411105      30724       448390   X                        448390
BJ Services              Common    055482103      18053       492300   X                        492300
Baker Hughes Inc         Common    057224107      13487       221900   X                        221900
Bois d'Arc Energy        Common    09738U103      23028      1451950   X                       1451950
Canadian Natural Resour  Common    136385101      26170       527400   X                        527400
Chesapeake Energy Corp   Common    165167107        511        16100   X                         16100
Chevron Corp             Common    166764100      49273       867940   X                        867940
Cimarex Energy           Common    171798101       1247        29000   X                         29000
Comstock Resources, Inc  Common    205768203      10898       357200   X                        357200
ConocoPhillips           Common    20825C104      42453       729688   X                        729688
Denbury Resources Inccm  Common    247916208       1148        50400   X                         50400
Devon Energy Corp        Common    25179M103      38433       614534   X                        614534
EOG Resources            Common    26875P101      14226       193900   X                        193900
Endeavour International  Common    29259G101        731       221600   X                        221600
Ensco International Inc  Common    26874Q100        297         6700   X                          6700
Exxon Mobil Corp         Common    30231G102     124055      2208556   X                       2208556
GlobalSantaFe Corp       Common    G3930E101       9820       203950   X                        203950
Grant Prideco, Inc.      Common    38821G101       2563        58100   X                         58100
Halliburton Co           Common    406216101      39759       641681   X                        641681
Kerr McGee Corp          Common    492386107       7498        82523   X                         82523
Nabors Industries Ltd    Common    G6359F103      14446       190700   X                        190700
National-Oilwell Varco,  Common    637071101      40830       651194   X                        651194
Newfield Exploration Co  Common    651290108      18421       367900   X                        367900
Noble Corp               Common    G65422100      10433       147900   X                        147900
Noble Energy Inc         Common    655044105      15431       382900   X                        382900
Occidental Petroleum Co  Common    674599105      13188       165100   X                        165100
Patterson-UTI Energy In  Common    703481101        221         6700   X                          6700
Petrohawk Energy Corpcm  Common    716495106       5326       402900   X                        402900
Pogo Producing Co        Common    730448107        299         6000   X                          6000
Range Resouces Corp      Common    75281A109      18046       685100   X                        685100
Schlumberger LTD         Common    806857108      12071       124250   X                        124250
Southern Union Company   Common    844030106      12364       523250   X                        523250
Talisman Energy, Inc     Common    87425E103      25658       485221   X                        485221
Transocean Inc           Common    G90078109      27590       395900   X                        395900
Weatherford Internation  Common    G95089101        217         6000   X                          6000
Whiting Petroleum Corpo  Common    966387102       2000        50000   X                         50000
Willbros Group, Inc.     Common    969199108      15268      1057353   X                       1057353
Williams Companies       Common    969457100      20465       883250   X                        883250
XTO Energy Inc           Common    98385X106      36624       833500   X                        833500

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:  795,893